Revenues and Cost of Services - Summary of Cost of Services (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Foreign exchange losses	$ 7,272	$ 2,977
Foreign exchange gain			$ 608